10-Q CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 4,376,594		$ 5,480,960			$ 12,730,198
Accounts receivable, less allowance for doubtful accounts of $11,642 and $30,429 as of June 30, 2023 and December 31, 2022, respectively	129,580		317,423			917,617
Inventory	14,418,990		13,532,475			8,360,591
Inventory deposits	2,466,837		5,182,045			3,824,440
Prepaid expenses and other current assets	272,969		368,117			382,509
Total current assets	21,664,970		24,881,020			26,215,355
Property and equipment, net	1,512,202		1,422,293			499,462
Right of use assets	3,718,370		3,241,705			0
Deposits	131,257		109,539			33,473
Total assets	27,026,799		29,654,557			26,748,290
Current liabilities:
Current portion of loan payable	0		11,377,297			1,856,175
SAFE notes	35,110,000		51,600,000			30,998,000
Accounts payable	2,023,031		1,377,123			1,049,180
Warrants liability	4,818,186		14,114,411			12,919,684
Accrued expenses	5,575,104		6,173,336			2,812,953
Total current liabilities	47,526,321		84,642,167			49,635,992
Convertible note payable	8,500,000		5,000,000			0
Cumulative mandatorily redeemable Series B preferred stock liability	6,913,306		0
Other long-term liabilities	2,906,079		2,503,038			95,309
Total liabilities	65,845,706		92,145,205			49,908,598
Commitments and contingencies (Note 7)
Mezzanine equity:
Preferred stock	34,792,203		34,792,203	$ 34,792,203	$ 24,166,212	24,166,212	$ 11,606,147
Stockholders’ deficit:
Common stock	59,176		24,230			21,759
Additional paid-in capital	24,834,780		7,686,612			5,296,155
Accumulated deficit	(98,504,784)		(104,993,411)			(52,644,152)
Accumulated other comprehensive loss	(282)		(282)			(282)
Total stockholders’ deficit	(73,611,110)	$ (105,773,611)	(97,282,851)	$ (81,134,834)	$ (55,123,237)	(47,326,520)	$ (16,577,734)
Total liabilities, mezzanine equity and stockholders’ deficit	$ 27,026,799		$ 29,654,557			$ 26,748,290